Consolidated Statements of Cash Flows € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Statement [Line Items]
Cash generated from operations before tax and exceptional items	€ 397.6	€ 358.5	€ 356.2
Cash flows relating to exceptional items	(43.4)	(99.5)	(49.2)
Tax paid	(32.9)	(65.2)	(24.9)
Net cash flows from operating activities	321.3	193.8	282.1
Cash flows from investing activities
Purchase of business, net of cash acquired	(465.1)	0.0	0.0
Settlement of contingent consideration	(6.5)	0.0	(8.0)
Purchase of property, plant and equipment	(35.0)	(38.0)	(38.0)
Purchase of intangibles	(6.6)	(4.6)	(4.4)
Net cash used in investing activities	(513.2)	(42.6)	(50.4)
Cash flows from financing activities
Proceeds from issuance of Ordinary Shares	0.1	0.0	0.0
Proceeds from new loans and notes	355.6	1,470.5	0.0
Repayment of loan principal	(5.9)	(1,469.5)	0.0
Cash received from factored receivables	3.4	0.0	0.0
Payment of finance leases	0.0	(1.6)	(0.7)
Payment of financing fees	(2.6)	(16.7)	0.0
Repurchase of ordinary shares	0.0	(177.6)	0.0
(Loss)/proceeds on settlement of derivatives	(2.8)	1.6	(4.0)
Interest paid	(45.3)	(48.8)	(70.9)
Interest received	0.2	0.3	7.9
Net cash from/(used in) financing activities	302.7	(241.8)	(67.7)
Net increase/(decrease) in cash and cash equivalents	110.8	(90.6)	164.0
Cash and cash equivalents at beginning of period	219.2	329.5	186.1
Effect of exchange rate fluctuations	(2.4)	(19.7)	(20.6)
Cash and cash equivalents at end of period	€ 327.6	€ 219.2	€ 329.5